Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Goodwill
13.	Goodwill

	Year ended December 31,
	2021	2020
	£000s	£000s
Balance at start of year	8,125	7,692
Translation adjustment	(533)	433
Balance at end of year	7,592	8,125

The recoverable amount is based on fair value less cost of disposal.

The key assumptions used in the valuation models to determine the fair value less cost of disposal are as follows:

•	Fair value has been determined as market capitalization (share price x number of shares in issue) at December 31, 2021
•	Disposal costs have been estimated to be minimal

Goodwill is assessed at a segment level. Management has assessed that the headroom in the valuation model used demonstrates that there is no reasonably possible change to a key assumption used in determining fair value less cost of disposal that would cause the carrying amount of goodwill to exceed its recoverable amount (as there is only one operating segment, we have considered the fair value of the entire business as market capitalization at December 31, 2021, which was £528.8 million (2020: £447.4 million), with share price not dropping significantly below its December 31, 2021 value at any point so far in 2022, and therefore a sensitivity analysis has not been presented).